AMERICAN HERITAGE GROWTH FUND, INC.

                                                    [LOGO]
                                                    1370 Avenue of the Americas
                                                    New York, N.Y. 10019
                                                    Tel: (212) 397-3900
                                                    Fax: (212) 397-4036

March 1999

To Our Valued Shareholders:

American Heritage Growth Fund continues to focus on a small number of stocks covering a wide assortment of industries. Although our goal remains long-term growth, some holdings may be short-term due to recent market volatility and the desire to capitalize on stock performance. Our investments, as usual, consist of some well known corporations, including blue chips, and also small lesser-known companies.

I appreciate your confidence and hope our relationship will be rewarding.

With kind regards,

/s/ Heiko Thieme
Heiko Thieme
Chairman

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1999
---------------------------------------------------------

                     ASSETS
Investments in securities, at value
  (cost $1,084,995)................  $   790,020
Cash...............................          100
Receivable for investment
  securities sold..................       52,692
Receivable for capital stock
  sold.............................        3,413
Receivable for dividends and
  interest.........................        1,184
Prepaid expenses...................        3,418
Due from investment advisor........       75,610
                                     -----------
  TOTAL ASSETS.....................      926,437
                                     -----------
                  LIABILITIES
Payable for investment securities
  purchased........................       22,112
Payable for capital stock
  reacquired.......................       19,589
Accrued expenses and other
  liabilities......................       13,856
                                     -----------
  TOTAL LIABILITIES................       55,557
                                     -----------
Contingencies                                 --
                   NET ASSETS
Net assets (equivalent to $.13 per
  share based on 6,471,904 shares
  of capital stock outstanding)....  $   870,880
                                     ===========
Composition of net assets:
Shares of common stock.............  $     6,472
Paid in capital....................    3,750,604
Accumulated net investment loss....      (30,156)
Accumulated net realized loss on
  investments......................   (2,561,065)
Net unrealized depreciation on
  investments......................     (294,975)
                                     -----------
NET ASSETS, January 31, 1999.......  $   870,880
                                     ===========


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                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 1999
---------------------------------------------------------

                                  Number of    Market
                                   Shares      Value
------------------------------------------------------
                COMMON STOCKS - 47.68%
APPLIANCES - 5.16%
Whirlpool Corp..................     1,000    $ 44,938

AUTOMOTIVE - 0.75%
Spectre Industries Inc.*........     5,000       6,563
                                              --------
BANKS AND FINANCE - 0.01%
Credit Depot Corp.*.............     8,000          64
                                              --------
BIOTECHNOLOGY - 6.78%
Senetek PLC Sponsored ADR*(+)...    24,400      37,362
US Bioscience Inc.*.............     2,500      21,719
                                              --------
                                                59,081
                                              --------
COMPUTERS & PERIPHERALS - 4.55%
Peoplesoft Inc.*................     2,000      39,625
                                              --------
ELECTRONIC COMPONENTS -
SEMICONDUCTOR - 2.97%
National Semiconductor Inc.*....     2,000      25,875
                                              --------
HEALTHCARE - 0.01%
FPA Medical Management, Inc.*...     5,000         100
                                              --------
MEDICAL TECHNOLOGY - 5.17%
Fusion Medical Technologies
  Inc.*.........................     4,000      23,500
Miravant Medical
  Technologies*.................     2,000      21,500
                                              --------
                                                45,000
                                              --------
MISCELLANEOUS - 3.15%
Mark Solutions Inc.*............    27,400      27,400
                                              --------
OIL, GAS & MINERALS - 3.04%
Rowan Companies Inc.*...........     3,000      26,437
                                              --------
RADIO - 11.63%
CD Radio Inc.*..................     3,000     101,250
                                              --------
REMEDIATION SERVICES - 0.50%
IDM Environmental
  Corporation*..................    10,000       4,375
                                              --------
TRANSPORTATION - 3.97%
Boeing Co. .....................     1,000      34,562
                                              --------
TOTAL COMMON STOCKS                            415,270
                                              --------

   The accompanying notes are an integral part of these financial statements.

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                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                JANUARY 31, 1999
                                  (Continued)
---------------------------------------------------------

                                 Number of     Market
                                  Shares       Value
-------------------------------------------------------
SHORT TERM INVESTMENTS - 43.03%
Star Treasury Fund.............  $374,750    $  374,750
                                             ----------
TOTAL INVESTMENTS - 90.72%                   $  790,020
                                             ==========

  *  Non-income producing
(+)  Foreign security

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                      AMERICAN HERITAGE GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED JANUARY 31, 1999
---------------------------------------------------------

INVESTMENT INCOME:
Dividends...........................  $   3,587
Interest............................     10,953
Other...............................        670
                                      ---------
TOTAL INVESTMENT INCOME.............     15,210
                                      ---------
EXPENSES:
Investment advisory fees............     12,200
Transfer agent fees.................      7,417
Legal fees..........................     13,885
Audit fees..........................     11,810
Custodian fees......................      5,888
Fund accounting fees................     13,863
Postage and printing................     32,653
Registration fees and expenses......     10,904
Miscellaneous.......................      3,589
                                      ---------
TOTAL EXPENSES......................    112,209
Less: expense reimbursement from
  investment advisor................    (87,810)
                                      ---------
Net expenses........................     24,399
                                      ---------
Investment loss -- net..............     (9,189)
                                      ---------
Net realized gain on securities
  transactions......................    168,870
Net change in unrealized
  depreciation of investments.......   (230,694)
                                      ---------
Net loss on investments.............    (61,824)
                                      ---------
Net decrease in net assets resulting
  from operations...................  $ (71,013)
                                      =========

   The accompanying notes are an integral part of these financial statements.

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                      AMERICAN HERITAGE GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------

                                 FOR THE       FOR THE
                               YEAR ENDED    YEAR ENDED
                               JANUARY 31,   JANUARY 31,
                                  1999          1998
                               -----------   -----------
Investment loss -- net.......  $   (9,189)   $   (20,146)
Net realized gain (loss) on
  securities transactions....     168,870        (84,516)
Net change in unrealized
  appreciation/(depreciation)
  of investments.............    (230,694)         3,835
                               ----------    -----------
Net decrease in net assets
  resulting from
  operations.................     (71,013)      (100,827)
Distributions to
  shareholders:
  Investment income -- net...           0        (51,781)
  Net realized gains on
    investments..............           0              0
Capital share transactions...    (220,401)      (925,958)
                               ----------    -----------
  Net decrease in net
    assets...................    (291,414)    (1,078,566)
NET ASSETS:
Beginning of year............   1,162,294      2,240,860
                               ----------    -----------
End of year..................  $  870,880    $ 1,162,294
                               ==========    ===========

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                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 1999
---------------------------------------------------------

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
American Heritage Growth Fund, Inc. (the "Fund") was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objection of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales prices as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capital gains, after provision for carryover losses, if any, during each fiscal year. Any undistrib-

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                                  (Continued)
---------------------------------------------------------
uted amounts for any fiscal year will be paid first out of the subsequent year's distributions.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation of the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's average net asset value, computed daily and payable monthly. AHMC has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of the average net assets in excess of $100,000,000. When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses from litigation, as well as a portion of the Fund's custodian fees attributable to investment in foreign countries are excluded.

During the current period the Fund received $44,942 for the prior year's accrual for reimbursement from AHMC. At January 31, 1999 the Fund had a receivable of $87,810 due from AHMC. Additionally, the Fund owed AHMC $12,200 for the current period's management fee, for a net receivable of $75,610.

Heiko H. Thieme is the Fund's Chairman of the Board of Directors and Chief Executive Officer. Heiko H. Thieme is the Chairman of the Board of Directors,

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                                  (Continued)
---------------------------------------------------------
Chief Executive Officer, and Secretary of AHMC, of which he owns 90% of the outstanding shares.

During the year ended January 31, 1999, the Fund paid brokerage commissions of $9,256 to Thieme Securities, Inc. of which Mr. Thieme is the owner. Thieme Securities, Inc. received 71.1% of all commissions paid by the Fund on security transactions where a commission was charged. The average commission per share paid to Theime Securities, Inc. was $.094.

NOTE 3. INVESTMENTS

For the year ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,848,082 and $2,028,609, respectively. The gross unrealized appreciation for all securities totaled $23,467 and the gross unrealized depreciation for all securities totaled $318,442 for a net unrealized depreciation of $294,975. The aggregate cost of securities for federal income tax purposes at January 31, 1999 was $1,084,995.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of January 31, 1999 there were 250,000,000 shares of $0.001 par value capital stock authorized and total par value and paid in capital aggregated $3,757,076.

Transactions in capital stock were as follows:

                         FOR THE YEAR ENDED        FOR THE YEAR ENDED
                          JANUARY 31, 1999          JANUARY 31, 1998
                       ----------------------   -------------------------
                         SHARES      AMOUNT       SHARES        AMOUNT
                       ----------   ---------   -----------   -----------
Shares sold             1,935,149   $ 271,669     3,789,015   $   623,383
Shares issued in
 reinvestment of
 dividends                      0           0       338,893        48,090
Shares redeemed        (3,550,208)   (492,070)  (10,320,390)   (1,597,431)
                       ----------   ---------   -----------   -----------
Net increase/
 (decrease)            (1,615,059)  $(220,401)   (6,192,482)  $  (925,958)
                       ==========   =========   ===========   ===========

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 1999
                                  (Continued)
---------------------------------------------------------

NOTE 5. BANK LOAN

The Fund has a demand secured bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. During the year ended January 31, 1999, there was no outstanding balance.

NOTE 6. CONTINGENCIES

Certain expenses of the Fund aggregating approximately $15,000 have been paid by AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30,000,000. In addition, certain creditors of the Fund have also agreed to defer payment to them of approximately $70,000 in various fees until the value of the Fund's net assets reaches $30,000,000. If the value of the Fund's net assets reaches $30,000,000, the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

As of January 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $2,561,000 which will expire between 2003 and 2006. If not utilized by then, the loss will be charged against paid in capital.

When the Fund deducts a distribution from its net asset value (NAV), automatic reinvestments are made at the Fund's NAV at the close of business that day. Cash distribution will be mailed within seven days of the distribution.

                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE PERIOD
                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    FROM MAY 25, 1994**
                                  JANUARY 31,   JANUARY 31,   JANUARY 31,   JANUARY 31,   THROUGH JANUARY 31,
                                     1999          1998          1997          1996              1995
                                  -----------   -----------   -----------   -----------   -------------------
Net asset value, beginning of
  period........................  $      .14    $      .16    $     1.66    $     3.57        $     5.00
Income from investment
  operations:
  Net investment income.........         .00           .00           .24          1.51              2.17
Net losses on securities (both
  realized and unrealized)......       (.01)         (.01)         (.32)         (.69)            (1.24)
                                  ----------    ----------    ----------    ----------        ----------
Total from investment
  operations....................       (.01)         (.01)         (.08)           .82               .93
Less distributions:
  Dividends (from net investment
     income)....................         .00         (.01)        (1.42)        (2.73)            (2.36)
  Dividends (from net realized
     gains on investments)......          --            --            --            --                --
                                  ----------    ----------    ----------    ----------        ----------
Net asset value, end of
  period........................  $      .13    $      .14    $      .16    $     1.66        $     3.57
                                  ==========    ==========    ==========    ==========        ==========
Total return....................     (7.14)%       (9.00)%       (4.66)%        29.48%            30.42%*
Net assets, end of period.......  $  870,880    $1,162,294    $2,240,860    $4,932,970        $3,898,560
Ratio of expenses to average net
  assets........................       2.50%         2.67%         2.81%         2.62%             2.50%*
Ratio of net investment income
  (loss) to average net
  assets........................      (.94)%       (1.25)%        25.97%        44.46%            63.52%*
Portfolio turnover rate.........     274.25%       172.20%     1,378.14%     4,262.64%         3,213.89%

 * Annualized
** Commencement of operations

   The accompanying notes are an integral part of these financial statements.

                  [MATHIESON AITKEN JEMISON, LLP LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
American Heritage Growth Fund, Inc.
New York, NY

We have audited the accompanying statement of assets and liabilities of American Heritage Growth Fund, Inc. including the schedule of investments in securities as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights and related ratios/supplemental data for each of the periods indicated. These financial statements and financial highlights and related/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios/supplemental data based on our audit. The financial statements for the year ended January 31, 1998 were audited by Landsburg Platt Raschiatore & Dalton, who merged with Mathieson Aitken Jemison, LLP as of January 1, 1999, whose auditors' report was dated February 18, 1998 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999 by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of American Heritage Growth Fund, Inc. as of January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights and related ratios/supplemental data for each of the periods indicated, in conformity with generally accepted accounting principles.

/s/ Mathieson Aitken Jemison, LLP
March 17, 1999                                                         [LOGO]

AMERICAN HERITAGE GROWTH FUND, INC.
1370 Avenue of the Americas
New York, NY 10019




ADDRESS CORRECTION REQUESTED

                                            -----------------
                                                BULK RATE
                                              U.S. POSTAGE
                                                  PAID
                                             JERSEY CITY, NJ
                                             PERMIT NO. 412
                                            -----------------

                     AMERICAN
                     HERITAGE
[LOGO]               GROWTH
                     FUND, INC.
-------------------------------------
                     ANNUAL
                     REPORT
                     January 31, 1999

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.